Income Tax (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Components of Income Tax Provision

The income tax provision consists of the following:

	March 31, 2021	December 31, 2020
Federal:
Current	$—	$—
Deferred	(1,056,886)	(333,614)

State:
Current	$—	$—
Deferred	—	—
Change in valuation allowance	1,056,886	333,614

Income tax provision	$—	$—

The income tax provision consists of the following:

December 31, 2020
Federal:
Current	$—
Deferred	(333,614)

State:
Current	$—
Deferred	—
Change in valuation allowance	333,614

Income tax provision	$—

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

December 31, 2020
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Increase in fair value of warrant liabilities	(18.5)%
Change in valuation allowance	(2.5)%

Income tax provision	0.0%

Schedule of Deferred Tax Assets

The Company’s net deferred tax assets are as follows:

	March 31, 2021	December 31, 2020
Deferred tax asset
Organizational costs and net operating loss	$1,390,500	$333,614

Total deferred tax asset	1,390,500	333,614
Valuation allowance	(1,390,500)	(333,614)

Deferred tax asset, net of allowance	$—	$—

The Company’s net deferred tax assets are as follows:

Deferred tax asset	December 31, 2020
Organizational costs and net operating loss	$333,614

Total deferred tax asset	333,614
Valuation allowance	(333,614)

Deferred tax asset, net of allowance	$—

Wilco Holdco Inc
Schedule of Components of Income Tax Provision

The Company’s income (loss) before taxes consists of only domestic operations. The details of the Company’s income tax expense (benefit) for the years ended December 31, 2020, 2019 and 2018 are as follows (in thousands):

	2020	2019	2018
Current:
Federal	$—	$—	$1
State	251	14	190

Total current	251	14	191

Deferred:
Federal	3,514	(30,305)	(7,691)
State	(1,700)	(13,728)	(2,466)

Total deferred	1,814	(44,033)	(10,157)

Total income tax expense (benefit)	$2,065	$(44,019)	$(9,966)

Schedule of Effective Income Tax Rate Reconciliation

The differences between the federal tax rate and the Company’s effective tax rate for the years ended December 31, 2020, 2019 and 2018 are as follows (in thousands):

	2020		2019		2018
Federal income tax benefit at statutory rate	$(694)	21.0%	$(8,121)	21.0%	$(12,330)	21.0%
State income tax expense (benefit), net of federal tax benefit	1,248	(37.8%)	(3,741)	9.7%	(5,212)	8.9%
Change in state tax rate	(2,551)	77.1%	(1,197)	3.1%	(1,663)	2.8%
Prior period adjustments and other	(105)	3.2%	(51)	0.0%	(853)	1.6%
Valuation allowance	(981)	29.7%	(34,943)	90.4%	6,198	(10.6)%
Interest expense on redeemable preferred stock	3,997	(120.9)%	3,257	(8.4)%	2,683	(4.6)%
Other permanent differences, net	1,151	(34.8)%	777	(2.0)%	1,211	(2.1)%

Total income tax expense (benefit)	$2,065	(62.5%)	$(44,019)	113.8%	$(9,966)	17.0%

Schedule of Deferred Tax Assets

Deferred income taxes have been provided on temporary differences, which consist of the following at December 31, 2020 and 2019 (in thousands):

	2020	2019
Deferred income tax assets:
Accrued liabilities	$14,423	$7,085
Provision for bad debt	16,472	20,472
Operating lease liabilities	75,141	—
Acquisition and transaction costs	4,262	4,813
Net operating losses	54,655	52,613
Interest expense	21,903	26,132
Other deferred tax assets	4,205	5,424

Total gross deferred income tax assets	191,061	116,539
Valuation allowance	(22,581)	(23,562)

Total gross deferred income tax assets, net of valuation allowance	168,480	92,977
Deferred income tax liabilities:
Goodwill	36,374	28,942
Trade name/trademark	179,503	181,447
Operating lease right-of-use assets	63,531	—
Depreciation	24,188	14,387
Other deferred tax liabilities	3,431	4,981

Total gross deferred income tax liabilities	307,027	229,757

Net deferred income tax liabilities	$138,547	$136,780

Schedule of Changes in Unrecognized Income Tax Benefits

(in thousands)	2020	2019	2018
Balance at beginning of period	$2,341	$884	$—
Increases for positions taken during the current year	686	1,457	884

Balance at end of period	$3,027	$2,341	$884